UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10045
Investment Company Act File Number

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Small Cap Fund
Calvert Global Energy Solutions Fund
Calvert Global Water Fund
Calvert Green Bond Fund

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Aerospace & Defense - 3.8%
Hexcel Corp.	121,142	6,395,086
Mercury Systems, Inc. *	99,707	4,196,668
		10,591,754

Air Freight & Logistics - 0.9%
Hub Group, Inc., Class A *	65,124	2,497,505

Banks - 11.1%
Ameris Bancorp	57,885	2,790,057
Bank of the Ozarks, Inc.	112,468	5,271,375
BankUnited, Inc.	59,288	1,998,599
Columbia Banking System, Inc.	92,237	3,675,644
First Hawaiian, Inc.	119,067	3,645,832
Sterling Bancorp	192,605	4,478,066
WesBanco, Inc.	92,707	3,665,635
Western Alliance Bancorp *	58,161	2,861,521
Wintrust Financial Corp.	35,101	2,683,120
		31,069,849

Biotechnology - 2.3%
Ligand Pharmaceuticals, Inc. *(a)	53,045	6,439,663

Capital Markets - 2.7%
Cohen & Steers, Inc.	108,713	4,407,225
Lazard Ltd., Class A	69,535	3,221,557
		7,628,782

Chemicals - 2.2%
Minerals Technologies, Inc.	39,476	2,889,643
Sensient Technologies Corp.	39,430	3,175,298
		6,064,941

Commercial Services & Supplies - 4.2%
Brink's Co. (The)	17,136	1,148,112
Deluxe Corp.	69,558	4,814,805
Multi-Color Corp.	69,177	5,644,843
		11,607,760

Communications Equipment - 1.1%
NETGEAR, Inc. *	71,661	3,088,589

Construction Materials - 2.1%
US Concrete, Inc. *(a)	75,448	5,926,440

Diversified Consumer Services - 5.5%
Bright Horizons Family Solutions, Inc. *	64,663	4,992,630
Grand Canyon Education, Inc. *	37,908	2,972,366
ServiceMaster Global Holdings, Inc. *	185,649	7,275,585
		15,240,581

Electric Utilities - 1.0%
Portland General Electric Co.	60,847	2,780,100

Electrical Equipment - 2.3%
AZZ, Inc.	52,685	2,939,823
EnerSys	47,375	3,432,319
		6,372,142

Electronic Equipment & Instruments - 2.7%
Dolby Laboratories, Inc., Class A	124,019	6,071,971
MTS Systems Corp.	29,599	1,533,228
		7,605,199

Energy Equipment & Services - 3.0%
Frank's International NV (a)	162,380	1,346,130
Oceaneering International, Inc.	53,659	1,225,572
RPC, Inc. (a)	96,887	1,958,086
US Silica Holdings, Inc.	112,073	3,977,471
		8,507,259

Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust	87,107	2,421,575
CubeSmart	123,797	2,976,080
DCT Industrial Trust, Inc.	92,191	4,926,687
Education Realty Trust, Inc.	85,526	3,314,132
Parkway, Inc.	102,930	2,356,068
STORE Capital Corp.	110,046	2,470,533
		18,465,075

Food & Staples Retailing - 1.8%
Performance Food Group Co. *	181,351	4,969,017

Food Products - 2.0%
Pinnacle Foods, Inc.	94,207	5,595,896

Health Care Equipment & Supplies - 3.8%
ICU Medical, Inc. *	27,682	4,775,145
West Pharmaceutical Services, Inc.	63,116	5,965,724
		10,740,869

Health Care Providers & Services - 1.8%
Amedisys, Inc. *	79,677	5,004,512

Hotels, Restaurants & Leisure - 1.8%
Dave & Buster's Entertainment, Inc. *	26,522	1,763,978
Texas Roadhouse, Inc.	66,556	3,391,028
		5,155,006

Household Products - 0.9%
Central Garden & Pet Co., Class A *	81,159	2,436,393

Insurance - 4.5%
First American Financial Corp.	129,829	5,802,058
Horace Mann Educators Corp.	113,534	4,291,585
RLI Corp.	45,107	2,463,745
		12,557,388

IT Services - 5.1%
Black Knight Financial Services, Inc., Class A *	103,103	4,222,068
CSG Systems International, Inc.	105,844	4,295,150
Euronet Worldwide, Inc. *	65,385	5,712,687
		14,229,905

Leisure Products - 1.1%
Brunswick Corp.	49,094	3,079,667

Life Sciences - Tools & Services - 2.3%
Cambrex Corp. *	75,601	4,517,160
Patheon NV *	56,846	1,982,788
		6,499,948

Machinery - 2.8%
Milacron Holdings Corp. *	185,424	3,261,608
RBC Bearings, Inc. *	45,443	4,624,280
		7,885,888

Professional Services - 2.9%
Dun & Bradstreet Corp. (The)	26,404	2,855,592
WageWorks, Inc. *	78,779	5,293,949
		8,149,541

Road & Rail - 1.7%
Landstar System, Inc.	55,600	4,759,360

Semiconductors & Semiconductor Equipment - 2.7%
PDF Solutions, Inc. *	214,686	3,531,585
Veeco Instruments, Inc. *	143,038	3,983,608
		7,515,193

Software - 6.6%
ACI Worldwide, Inc. *	248,648	5,562,256
Blackbaud, Inc.	53,689	4,603,832
Monotype Imaging Holdings, Inc.	23,551	430,983
RealPage, Inc. *	218,010	7,837,459
		18,434,530

Specialty Retail - 1.8%
Burlington Stores, Inc. *	55,169	5,074,996

Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd. *	149,656	5,558,224

Total Common Stocks (Cost $255,108,532)		271,531,972

EXCHANGE-TRADED FUNDS - 0.3%
iShares Russell 2000 ETF	6,106	860,457

Total Exchange-Traded Funds (Cost $844,419)		860,457

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	1,401,905	1,327,842
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	152,000	135,280
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	195,000	183,300

Total High Social Impact Investments (Cost $1,748,905)		1,646,422

TIME DEPOSIT - 1.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	5,251,521	5,251,521

Total Time Deposit (Cost $5,251,521)		5,251,521

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	14,899,933	14,899,933

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $14,899,933)		14,899,933

TOTAL INVESTMENTS (Cost $277,853,310) - 105.2%		294,190,305
Other assets and liabilities, net - (5.2%)		(14,582,949)
NET ASSETS - 100.0%		279,607,356

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $14,572,166 as of June 30, 2017.
(b) Restricted security. Total market value of restricted securities amounts to $1,646,422, which represents 0.6% of the net assets of the Fund as of June 30, 2017.
(c) Affiliated company.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	195,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$278,018,044
Gross unrealized appreciation	$24,662,280
Gross unrealized depreciation	(8,490,019)
Net unrealized appreciation (depreciation)	$16,172,261
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$750,000	$—	$(750,000)	$—	$—	$729	$—	$—	$12,600
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	651,905	—	(651,905)	—	—	326	—	—	18,351
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,401,905	—	1,401,905	1,327,842	11,566	—	—	(74,063)
TOTALS					$1,327,842	$12,621	$—	$—	($43,112)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3*	TOTAL
Common Stocks	$271,531,972	**	$—	$—	$271,531,972
Exchange-Traded Funds	860,457		—	—	860,457
High Social Impact Investments	—		1,327,842	318,580	1,646,422
Time Deposit	—		5,251,521	—	5,251,521
Short Term Investment of Cash Collateral for Securities Loaned	14,899,933		—	—	14,899,933
TOTAL	$287,292,362		$6,579,363	$318,580	$294,190,305

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.3%
Australia - 0.4%
Infigen Energy *(a)	630,506	353,591

Austria - 1.3%
Andritz AG	11,903	718,142
Zumtobel Group AG	21,511	399,912
		1,118,054

Belgium - 0.9%
Umicore SA	10,840	754,041

Brazil - 1.1%
CPFL Energia SA	58,988	472,025
Sao Martinho SA	78,252	406,271
		878,296

Canada - 3.4%
Boralex, Inc., Class A	26,078	441,605
Brookfield Renewable Partners LP	16,239	517,800
Canadian Solar, Inc. *	29,986	477,377
Hydrogenics Corp. *(a)	49,811	503,091
Innergex Renewable Energy, Inc.	40,076	440,688
TransAlta Renewables, Inc.	37,394	451,565
		2,832,126

China - 4.2%
China Longyuan Power Group Corp. Ltd., Class H	620,000	450,945
Huaneng Renewables Corp. Ltd., Class H	1,431,955	441,715
JA Solar Holdings Co. Ltd. (ADR) *(a)	72,428	459,918
JinkoSolar Holding Co. Ltd. (ADR) *(a)	29,560	614,848
Tianneng Power International Ltd.	652,000	532,478
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	269,000	392,770
Xinyi Solar Holdings Ltd. (a)	1,976,000	564,193
		3,456,867

Denmark - 2.9%
DONG Energy A/S (b)	12,012	542,174
Novozymes A/S, Class B	15,047	658,292

Rockwool International A/S, Class B	2,701	594,290
Vestas Wind Systems A/S	6,782	626,435
		2,421,191

Finland - 0.5%
Metsa Board Oyj	57,404	416,671

France - 3.4%
Albioma SA	20,542	472,994
Cie de Saint-Gobain	13,636	728,231
Danone SA	5,715	428,954
Schneider Electric SE *	10,238	786,785
Valeo SA	6,243	420,022
		2,836,986

Germany - 7.9%
Bayerische Motoren Werke AG	4,660	433,414
Capital Stage AG (a)	56,809	401,367
CropEnergies AG	29,724	329,536
Daimler AG	5,849	424,220
Deutsche Post AG	12,488	468,778
Evonik Industries AG	18,279	585,033
HeidelbergCement AG	4,663	452,025
Infineon Technologies AG	38,330	814,150
Manz AG *(a)	9,513	367,246
Nordex SE *(a)	31,189	383,721
OSRAM Licht AG	8,221	656,217
PNE Wind AG	108,559	315,432
SMA Solar Technology AG (a)	15,602	468,906
VERBIO Vereinigte BioEnergie AG	43,004	484,785
		6,584,830

Hong Kong - 5.3%
Canvest Environmental Protection Group Co. Ltd.	713,000	373,531
Cathay Pacific Airways Ltd.	267,000	414,449
China Everbright International Ltd.	540,000	673,492
China Singyes Solar Technologies Holdings Ltd. *(a)	1,053,000	440,858
Concord New Energy Group Ltd.	10,830,000	450,689
FDG Electric Vehicles Ltd. *(a)	12,710,000	520,605
GCL-Poly Energy Holdings Ltd. *(a)	6,028,000	656,092
United Photovoltaics Group Ltd. *(a)	2,902,000	386,512
Wasion Group Holdings Ltd. (a)	1,004,000	463,013
		4,379,241

Ireland - 1.0%
CRH plc	12,130	429,927
Kingspan Group plc	12,719	436,609
		866,536

Italy - 1.3%
Enel SpA	77,033	413,166
ERG SpA	28,113	395,265
Falck Renewables SpA	214,467	283,607
		1,092,038

Japan - 4.9%
Daikin Industries Ltd.	7,500	769,440
Ferrotec Holdings Corp.	35,100	455,245
Hitachi Chemical Co. Ltd.	19,900	596,614
Hitachi Metals Ltd.	33,300	464,614
Nippon Express Co. Ltd.	72,000	451,812
Nissan Motor Co. Ltd.	44,800	447,325
Sumitomo Chemical Co. Ltd.	79,000	456,604
Tanaka Chemical Corp. *(a)	60,300	440,146
		4,081,800

Netherlands - 1.7%
Akzo Nobel NV	5,180	450,497
Koninklijke DSM NV	6,054	440,323
SIF Holding NV (a)	22,421	480,981
		1,371,801

New Zealand - 1.2%
Mercury NZ Ltd. (a)	190,610	463,734
Meridian Energy Ltd.	235,796	502,778
		966,512

Norway - 1.0%
Norsk Hydro ASA	82,618	457,208
Scatec Solar ASA (a)(b)	73,116	414,240
		871,448

Philippines - 0.5%
Energy Development Corp.	3,641,900	436,367

Portugal - 1.1%
Altri SGPS SA	89,824	413,686
EDP - Energias de Portugal SA	153,893	503,418
		917,104

Singapore - 0.4%
Technovator International Ltd. *	1,068,000	351,231

South Korea - 3.1%
Finetex EnE, Inc. *(a)	104,302	434,517
Hansol Technics Co. Ltd. *	31,543	468,717
Samsung SDI Co. Ltd.	5,418	813,369
Seoul Semiconductor Co. Ltd.	27,551	521,341
Taewoong Co. Ltd. *	13,796	325,063
		2,563,007

Spain - 4.7%
Acciona SA	5,179	455,974
Atlantica Yield plc	21,244	453,772
EDP Renovaveis SA	58,633	466,061
Ence Energia y Celulosa SA	115,794	475,075
Gamesa Corp. Technologica SA	23,910	511,567
Iberdrola SA	82,135	650,872
Red Electrica Corp. SA (a)	25,641	536,420
Saeta Yield SA	32,318	365,466
		3,915,207

Switzerland - 2.7%
ABB Ltd.	31,433	780,202
Clariant AG *(a)	20,738	457,766
Gurit Holding AG *	409	490,510
Meyer Burger Technology AG *(a)	424,837	531,655
		2,260,133

Taiwan - 6.1%
Chroma ATE, Inc.	134,000	431,674
Delta Electronics, Inc.	125,000	683,793
Everlight Electronics Co. Ltd.	335,000	539,425
Gigasolar Materials Corp.	49,000	443,987
Gintech Energy Corp. *	872,822	458,746
Lextar Electronics Corp.	605,000	357,779
Motech Industries, Inc. *	572,000	468,131
Neo Solar Power Corp. *	1,076,000	516,156
Simplo Technology Co. Ltd.	175,000	595,564

Sino-American Silicon Products, Inc.	364,000	539,816
		5,035,071

Thailand - 1.0%
BCPG PCL	787,800	333,951
Energy Absolute PCL, NVDR	505,300	512,807
Inter Far East Energy Corp. *(c)	2,662,000	—
		846,758

United Kingdom - 6.0%
Croda International plc	8,492	430,056
Delphi Automotive plc	5,136	450,170
Dialight plc *	34,054	487,003
easyJet plc	25,615	453,772
John Laing Group plc (b)	113,558	448,148
Johnson Matthey plc	16,840	630,264
Ricardo plc	41,682	421,823
SIG plc	269,151	520,926
Smart Metering Systems plc	76,718	527,085
United Utilities Group plc	34,410	388,963
Utilitywise plc (a)	280,833	261,526
		5,019,736

United States - 29.3%
3M Co.	2,086	434,284
8Point3 Energy Partners LP	26,913	407,194
AAON, Inc.	14,808	545,675
Advanced Emissions Solutions, Inc.	43,829	401,474
Alphabet, Inc., Class A *	444	412,778
BorgWarner, Inc.	15,573	659,672
Covanta Holding Corp. (a)	32,990	435,468
Cree, Inc. *	22,546	555,759
Eaton Corp. plc	10,089	785,227
Emerson Electric Co.	13,067	779,055
EnerNOC, Inc. *	81,676	632,989
EnerSys	8,930	646,979
First Solar, Inc. *	17,756	708,109
General Electric Co.	16,040	433,240
Gibraltar Industries, Inc. *	12,485	445,090
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,408	443,861
Ingersoll-Rand plc	8,329	761,187
Itron, Inc. *	9,410	637,528
Johnson Controls International plc	18,588	805,976
Kellogg Co.	5,948	413,148

Maxwell Technologies, Inc. *	78,095	467,789
Microsoft Corp.	5,964	411,099
NextEra Energy Partners LP	13,648	504,840
NRG Yield, Inc., Class C	24,174	425,462
ON Semiconductor Corp. *	39,399	553,162
Ormat Technologies, Inc.	8,043	471,963
Owens Corning	10,321	690,681
Pattern Energy Group, Inc.	20,206	481,711
Plug Power, Inc. *	247,228	504,345
Power Integrations, Inc.	8,091	589,834
Renewable Energy Group, Inc. *	33,425	432,854
Rockwell Automation, Inc.	4,602	745,340
Silver Spring Networks, Inc. *	47,971	541,113
SolarEdge Technologies, Inc. *	28,046	560,920
Southwest Airlines Co.	7,532	468,038
SunPower Corp. *(a)	47,202	440,867
Sunrun, Inc. *(a)	68,784	489,742
Tenneco, Inc.	10,353	598,714
Tesla, Inc. *	2,125	768,421
Universal Display Corp.	5,109	558,158
Veeco Instruments, Inc. *	18,391	512,189
Vivint Solar, Inc. *(a)	112,570	658,534
Waste Management, Inc.	6,166	452,276
Whirlpool Corp.	3,740	716,659
		24,389,404

Total Common Stocks (Cost $74,468,881)		81,016,047

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.2%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (d)(e)	1,800,000	1,704,906
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(f)	53,000	47,170
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(f)	68,000	63,920

Total High Social Impact Investments (Cost $1,921,000)		1,815,996

TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	292,734	292,734

Total Time Deposit (Cost $292,734)		292,734

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	9,803,430	9,803,430

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,803,430)		9,803,430

TOTAL INVESTMENTS (Cost $86,486,045) - 111.6%		92,928,207
Other assets and liabilities, net - (11.6%)		(9,692,550)
NET ASSETS - 100.0%		83,235,657

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,081,529 as of June 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,404,562, which represents 1.7% of the net assets of the Fund as of June 30, 2017.

(c) For fair value measurement disclosure purposes, security is categorized as Level 3.
(d) Restricted security. Total market value of restricted securities amounts to $1,815,996, which represents 2.2% of the net assets of the Fund as of June 30, 2017.
(e) Affiliated company.
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

Abbreviations:
ADR:	American Depositary Receipt
PCL:	Public Company Limited
NVDR:	Non-Voting Depository Receipt

SECTOR ALLOCATION	% OF TOTAL INVESTMENTS*
Industrials	31.2%
Information Technology	25.5%
Utilities	18.2%
Materials	11.9%
Consumer Discretionary	6.6%
High Social Impact Investments	2.2%
Energy	2.1%
Consumer Staples	1.5%
Financials	0.5%
Time Deposit	0.3%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	68,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$87,961,231
Gross unrealized appreciation	$8,581,818
Gross unrealized depreciation	(3,614,842)
Net unrealized appreciation (depreciation)	$4,966,976
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$800,000	$—	($800,000)	$—	$—	$778	$—	$—	$13,440
Calvert Social Investment Foundation, Community Investment Notes, 1.00%, 5/5/17	1,000,000	—	(1,000,000)	—	—	2,055	—	—	17,790
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,800,000	—	1,800,000	1,704,906	14,850	—	—	(95,094)
TOTALS					$1,704,906	$17,683	$—	$—	($63,864)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Brazil	$878,296	$—		$—	$878,296
Canada	2,832,126	—		—	2,832,126
China	1,074,766	2,382,101		—	3,456,867
France	472,994	2,363,992		—	2,836,986
Germany	1,167,463	5,417,367		—	6,584,830
Ireland	436,609	429,927		—	866,536
Italy	395,265	696,773		—	1,092,038
New Zealand	463,734	502,778		—	966,512
Norway	414,240	457,208		—	871,448
Spain	819,238	3,095,969		—	3,915,207
Switzerland	1,022,165	1,237,968		—	2,260,133
Thailand	—	—		0	0
United Kingdom	3,116,681	1,903,055		—	5,019,736
United States	24,389,404	—		—	24,389,404
Other Countries**	—	25,045,928		—	25,045,928
Total Common Stocks	$37,482,981	$43,533,066	***	$—	$81,016,047
High Social Impact Investments	—	1,704,906		111,090	1,815,996
Time Deposit	—	292,734		—	292,734
Short Term Investment of Cash Collateral for Securities Loaned	9,803,430	—		—	9,803,430
TOTAL	$47,286,411	$45,530,706		$111,090	$92,928,207

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.9%
Brazil - 2.2%
Cia de Saneamento de Minas Gerais	408,164	4,928,178
Cia de Saneamento do Parana, PFC Shares	1,495,994	4,922,072
		9,850,250

Canada - 1.0%
EnerCare, Inc.	295,183	4,488,748

Cayman Islands - 0.8%
Consolidated Water Co. Ltd.	302,014	3,744,974

Chile - 1.1%
Aguas Andinas SA, Class A	8,376,275	4,913,400

China - 2.0%
China Lesso Group Holdings Ltd.	6,578,578	5,056,116
CT Environmental Group Ltd. (a)	20,652,202	3,595,853
		8,651,969

Denmark - 0.9%
Novozymes A/S, Class B	88,571	3,874,901

Finland - 2.7%
Kemira Oyj	322,505	4,073,939
Metsa Board Oyj	519,412	3,770,189
Outotec Oyj *	594,989	4,097,004
		11,941,132

France - 3.8%
Sanofi SA	41,271	3,954,583
Suez	347,680	6,437,795
Veolia Environnement SA	303,948	6,430,495
		16,822,873

Hong Kong - 3.6%
Beijing Enterprises Water Group Ltd.	7,559,452	5,866,382
China Water Affairs Group Ltd.	7,128,421	4,291,232
Guangdong Investment Ltd.	4,071,427	5,611,082
		15,768,696

India - 1.9%
Jain Irrigation Systems Ltd.	2,269,284	3,609,886
VA Tech Wabag Ltd.	449,209	4,791,361
		8,401,247

Israel - 1.0%
Israel Chemicals Ltd.	894,285	4,218,550

Italy - 1.1%
ACEA SpA	316,381	4,795,174

Japan - 6.5%
Ebara Corp.	215,256	5,997,410
Hitachi Zosen Corp.	1,057,327	5,220,864
Kurita Water Industries Ltd.	173,142	4,736,139
METAWATER Co. Ltd. (a)	156,017	4,278,616
Nihon Trim Co. Ltd. (a)	79,900	3,261,069
TOTO Ltd.	129,100	4,946,438
		28,440,536

Netherlands - 2.2%
Arcadis NV	329,133	5,945,387
Boskalis Westminster	115,590	3,753,895
		9,699,282

Philippines - 2.3%
Manila Water Co., Inc.	7,084,506	4,359,306
Metro Pacific Investments Corp.	47,114,418	5,963,653
		10,322,959

Singapore - 0.9%
Hyflux Ltd. (a)	9,523,294	3,804,476

South Korea - 1.1%
Coway Co. Ltd.	53,997	4,907,350

Spain - 2.1%
Fomento de Construcciones y Contratas SA *	489,212	5,287,035

Iberdrola SA	493,818	3,913,219
		9,200,254

Sweden - 0.9%
Hennes & Mauritz AB, Class B	158,757	3,958,133

Switzerland - 3.5%
Geberit AG	16,095	7,515,721
Novartis AG	48,818	4,077,602
Sika AG	613	3,935,539
		15,528,862

Taiwan - 1.8%
China Steel Corp.	4,732,000	3,847,890
Taiwan Semiconductor Manufacturing Co. Ltd.	566,294	3,869,042
		7,716,932

United Kingdom - 8.9%
Coca-Cola European Partners plc	97,890	3,981,186
Croda International plc	78,610	3,981,005
Pennon Group plc	506,863	5,447,197
Pentair plc	86,073	5,727,297
Polypipe Group plc	1,007,870	5,018,452
Severn Trent plc	194,065	5,516,953
Unilever plc	72,170	3,905,686
United Utilities Group plc	495,177	5,597,371
		39,175,147

United States - 46.6%
Advanced Drainage Systems, Inc.	253,143	5,088,174
Aegion Corp. *	249,681	5,463,020
American States Water Co.	111,178	5,270,949
American Water Works Co., Inc.	85,416	6,658,177
Badger Meter, Inc.	104,448	4,162,253
Calgon Carbon Corp.	269,919	4,075,777
California Water Service Group	146,157	5,378,578
Cantel Medical Corp.	59,067	4,601,910
Colgate-Palmolive Co.	51,117	3,789,303
Connecticut Water Service, Inc.	81,656	4,532,725
Danaher Corp.	45,203	3,814,681
Ecolab, Inc.	46,993	6,238,321
Flowserve Corp.	108,375	5,031,851
Ford Motor Co.	344,448	3,854,373
Franklin Electric Co., Inc.	105,188	4,354,783

General Electric Co.	138,666	3,745,369
General Mills, Inc.	66,866	3,704,376
Gorman-Rupp Co. (The)	187,163	4,767,042
Hanesbrands, Inc. (a)	183,947	4,260,213
Hawkins, Inc.	73,466	3,405,149
HD Supply Holdings, Inc. *	210,786	6,456,375
IDEX Corp.	49,168	5,556,476
IDEXX Laboratories, Inc. *	23,377	3,773,515
Intel Corp.	104,908	3,539,596
Itron, Inc. *	66,140	4,480,985
Kellogg Co.	52,925	3,676,171
Layne Christensen Co. *	504,693	4,436,251
Lindsay Corp.	60,697	5,417,207
Middlesex Water Co.	121,928	4,828,349
Mueller Industries, Inc.	189,760	5,778,192
Mueller Water Products, Inc., Class A	513,409	5,996,617
NIKE, Inc., Class B	71,893	4,241,687
Nucor Corp.	64,633	3,740,312
PepsiCo, Inc.	33,888	3,913,725
Rexnord Corp. *	196,408	4,566,486
Sempra Energy	34,217	3,857,967
SJW Group	92,951	4,571,330
Tetra Tech, Inc.	101,194	4,629,625
Toro Co. (The)	76,309	5,287,451
Trimble, Inc. *	108,740	3,878,756
Valmont Industries, Inc.	41,999	6,283,050
Watts Water Technologies, Inc., Class A	65,640	4,148,448
Xylem, Inc.	102,722	5,693,880
York Water Co. (The)	122,597	4,272,505
		205,221,980

Total Common Stocks (Cost $382,526,131)		435,447,825

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	1,000,000	947,170
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	284,000	252,760
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	366,000	344,040

Total High Social Impact Investments (Cost $1,650,000)		1,543,970

TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	2,301,880	2,301,880

Total Time Deposit (Cost $2,301,880)		2,301,880

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	9,975,853	9,975,853

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,975,853)		9,975,853

TOTAL INVESTMENTS (Cost $396,453,864) - 102.1%		449,269,528
Other assets and liabilities, net - (2.1%)		(9,140,553)
NET ASSETS - 100.0%		440,128,975

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,321,574 as of June 30, 2017.
(b) Restricted security. Total market value of restricted securities amounts to $1,543,970, which represents 0.4% of the net assets of the Fund as of June 30, 2017.
(c) Affiliated company.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

Abbreviations:
PFC Shares:	Preference Shares

SECTOR ALLOCATION	% OF TOTAL INVESTMENTS*
Industrials	38.0%
Utilities	29.2%
Materials	10.3%
Consumer Discretionary	5.9%
Consumer Staples	5.2%
Health Care	4.6%
Information Technology	4.5%
Financials	1.4%
Time Deposit	0.5%
High Social Impact Investments	0.4%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	366,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$401,568,120
Gross unrealized appreciation	$56,350,744
Gross unrealized depreciation	(8,649,336)
Net unrealized appreciation (depreciation)	$47,701,408
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 1.00%, 5/5/17	$1,000,000	$—	($1,000,000)	$—	$—	$2,056	$—	$—	$17,790
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,000,000	—	1,000,000	947,170	8,250	—	—	(52,830)
TOTALS					$947,170	$10,306	$—	$—	($35,040)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Brazil	$9,850,250	$—		$—	$9,850,250
Canada	4,488,748	—		—	4,488,748
Cayman Islands	3,744,974	—		—	3,744,974
Chile	4,913,400	—		—	4,913,400
Finland	4,073,939	7,867,193		—	11,941,132
Hong Kong	4,291,232	11,477,464		—	15,768,696
Italy	4,795,174	—		—	4,795,174
Singapore	3,804,476	—		—	3,804,476
United Kingdom	14,726,935	24,448,212		—	39,175,147
United States	205,221,980	—		—	205,221,980
Other Countries**	—	131,743,848		—	131,743,848
Total Common Stocks	$259,911,108	$175,536,717	***	$—	$435,447,825
High Social Impact Investments	—	947,170		596,800	1,543,970
Time Deposit	—	2,301,880		—	2,301,880
Short Term Investment of Cash Collateral for Securities Loaned	9,975,853	—		—	9,975,853
TOTAL	$269,886,961	$178,785,767		$596,800	$449,269,528

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented.
For certain securities that trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark that were necessary on September 30, 2016 were not necessary on June 30, 2017. As a result, $12,169,647 transferred out of Level 2 into Level 1. The amount of this transfer was determined based on the fair value of such securities at the end of the period.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 10.8%
Automobile - 5.6%
Toyota Auto Receivables Owner Trust:
Series 2014-A, Class A4, 1.18%, 6/17/19	674,790	674,497
Series 2016-B, Class A3, 1.30%, 4/15/20	2,350,000	2,343,824
Series 2016-B, Class A4, 1.52%, 8/16/21	2,000,000	1,991,462
		5,009,783

Other - 5.2%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	203,858	203,953
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	250,800	249,373
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	1,884,638	1,840,243
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	190,693	179,033
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,358,199	1,348,124
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	937,630	894,397
		4,715,123

Total Asset-Backed Securities (Cost $9,793,550)		9,724,906

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	450,000	445,845

Total Commercial Mortgage-Backed Securities (Cost $455,436)		445,845

CORPORATE BONDS - 55.8%
Communications - 1.3%
Alphabet, Inc., 1.998%, 8/15/26	1,200,000	1,124,266

Consumer, Cyclical - 4.2%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (a)	1,200,000	1,200,939
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	683,393	688,188
Starbucks Corp., 2.45%, 6/15/26	1,150,000	1,110,568
Virgin Australia Pass-Through Trust, 7.125%, 10/23/18 (a)	89,590	91,779
Whirlpool Corp.:
3.70%, 5/1/25	400,000	414,671

4.50%, 6/1/46	200,000	210,006
		3,716,151

Consumer, Non-cyclical - 4.1%
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,661,318
Massachusetts Institute of Technology, 3.959%, 7/1/38	1,835,000	2,000,467
		3,661,785

Energy - 0.9%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	750,000	793,125

Financial - 21.9%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (a)	1,500,000	1,496,829
Bank of America Corp.:
1.95%, 5/12/18	3,000,000	3,003,831
2.151%, 11/9/20	1,375,000	1,369,753
Digital Realty Trust LP, 3.95%, 7/1/22	1,595,000	1,673,581
ING Bank NV, 2.00%, 11/26/18 (a)	2,350,000	2,352,500
Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	200,000	200,670
1.875%, 11/30/20	1,500,000	1,501,373
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	715,000	700,915
Morgan Stanley, 2.20%, 12/7/18	2,800,000	2,815,016
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,533,422
Vornado Realty LP, 2.50%, 6/30/19	3,000,000	3,025,212
		19,673,102

Government - 10.5%
African Development Bank, 1.375%, 12/17/18	2,200,000	2,195,897
Asian Development Bank:
1.00%, 8/16/19	1,000,000	988,613
2.125%, 3/19/25	750,000	736,658
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,000,000	982,922
European Investment Bank:
2.50%, 10/15/24 (c)	200,000	202,720
2.375%, 5/24/27	2,000,000	1,978,982
International Bank for Reconstruction & Development, 1.005%, 10/1/18	625,000	621,474
International Finance Corp., 2.125%, 4/7/26	1,000,000	975,539
Nordic Investment Bank, 2.25%, 9/30/21	750,000	758,453
		9,441,258

Industrial - 5.7%
Johnson Controls International plc, 4.625%, 7/2/44 (b)	200,000	215,953
Mexico City Airport Trust, 4.25%, 10/31/26 (a)	750,000	770,828

Owens Corning, 3.40%, 8/15/26	2,200,000	2,171,662
Pentair Finance SA, 1.875%, 9/15/17	1,000,000	1,000,442
Xylem, Inc., 4.375%, 11/1/46	950,000	988,752
		5,147,637

Technology - 4.5%
Apple, Inc.:
2.85%, 2/23/23	2,200,000	2,239,554
3.00%, 6/20/27	1,496,000	1,490,565
Microsoft Corp., 4.45%, 11/3/45	300,000	335,120
		4,065,239

Utilities - 2.7%
American Water Capital Corp.:
6.085%, 10/15/17	255,000	258,326
3.40%, 3/1/25	850,000	879,915
4.00%, 12/1/46	500,000	520,616
NRG Yield Operating LLC, 5.375%, 8/15/24 (c)	750,000	790,312
		2,449,169

Total Corporate Bonds (Cost $49,770,497)		50,071,732

HIGH SOCIAL IMPACT INVESTMENTS - 0.2%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (d)(e)	150,000	142,075

Total High Social Impact Investments (Cost $150,000)		142,075

TAXABLE MUNICIPAL OBLIGATIONS - 9.0%
General Obligations - 2.0%
Commonwealth of Massachusetts GO Green Bonds, 3.277%, 6/1/46	1,925,000	1,821,127

Transportation - 0.6%
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32 (f)	430,000	530,388

Water and Sewer - 6.4%
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, 10/1/2114	950,000	1,009,736
Massachusetts Clean Water Trust, Revenue Bonds, 5.192%, 8/1/40 (f)	150,000	172,299
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40 (f)	250,000	281,428
New York City Water & Sewer System Revenue Bonds:
5.44%, 6/15/43 (f)	770,000	990,705

5.882%, 6/15/44 (f)	605,000	820,471
New York State Environmental Facilities Corp. Clean Water and Drinking Water Revenue Bonds, (New York City Municipal Water Finance Authority):
1.271%, 6/15/18	630,000	629,357
1.48%, 7/15/18	750,000	749,737
2.25%, 7/15/20	1,040,000	1,048,913
		5,702,646

Total Taxable Municipal Obligations (Cost $8,138,221)		8,054,161

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 12.6%
Export Development Canada:
1.25%, 12/10/18	1,230,000	1,226,736
1.625%, 6/1/20	500,000	498,744
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	984,020
Kommunalbanken AS, 1.375%, 10/26/20 (a)	1,000,000	985,044
Kommuninvest i Sverige AB:
1.50%, 4/23/19 (a)	1,000,000	997,177
1.875%, 6/1/21 (a)	1,600,000	1,591,749
Municipality Finance plc, 1.375%, 9/21/21 (a)	2,000,000	1,943,576
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	1,500,000	1,546,875
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (a)	1,000,000	984,582
Svensk Exportkredit AB, 1.875%, 6/23/20	500,000	500,162

Total Sovereign Government Bonds (Cost $11,307,129)		11,258,665

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.1%
Overseas Private Investment Corp.:
3.22%, 9/15/29	797,046	802,519
3.16%, 6/1/33	189,130	189,160

Total U.S. Government Agencies and Instrumentalities (Cost $986,176)		991,679

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.7%
Fannie Mae:
3.11%, 7/1/23	140,919	146,778
2.65%, 6/1/26	1,967,667	1,961,296
2.68%, 7/1/26	2,000,000	1,984,928
2.877%, 2/25/27(b)	992,497	1,008,287

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,167,556)		5,101,289

TIME DEPOSIT - 5.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	4,974,556	4,974,556

Total Time Deposit (Cost $4,974,556)		4,974,556

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	211,878	211,878

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $211,878)		211,878

TOTAL INVESTMENTS (Cost $90,954,999) - 101.4%		90,976,786
Other assets and liabilities, net - (1.4%)		(1,266,382)
NET ASSETS - 100.0%		89,710,404

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
10 Year U.S. Treasury Notes	(22)	9/17	($2,761,688)	$14,320
U.S. Ultra-Long Treasury Bond	(22)	9/17	(3,649,250)	(65,698)
Total Short				($51,378)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $20,604,159, which represents 23.0% of the net assets of the Fund as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $206,851 as of June 30, 2017.
(d) Restricted security. Total market value of restricted securities amounts to $142,075, which represents 0.2% of the net assets of the Fund as of June 30, 2017.
(e) Affiliated company.
(f) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
GO:	General Obligation

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	150,000

During the fiscal year to date ended June 30, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $14,320 and $65,698, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$90,954,999
Gross unrealized appreciation	$646,703
Gross unrealized depreciation	(624,916)
Net unrealized appreciation (depreciation)	$21,787
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$150,000	$—	($150,000)	$—	$—	$146	$—	$—	$2,520
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	150,000	—	150,000	142,075	1,238	—	—	(7,925)
TOTALS					$142,075	$1,384	$—	$—	($5,405)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$9,724,906	$—	$9,724,906
Commercial Mortgage-Backed Securities	—	445,845	—	445,845
Corporate Bonds	—	50,071,732	—	50,071,732
High Social Impact Investments	—	142,075	—	142,075
Taxable Municipal Obligations	—	8,054,161	—	8,054,161
Sovereign Government Bonds	—	11,258,665	—	11,258,665
U.S. Government Agencies and Instrumentalities	—	991,679	—	991,679
U.S. Government Agency Mortgage-Backed Securities	—	5,101,289	—	5,101,289
Time Deposit	—	4,974,556	—	4,974,556
Short Term Investment of Cash Collateral for Securities Loaned	211,878	—	—	211,878
TOTAL	$211,878	$90,764,908	$—	$90,976,786

DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$14,320	$—	$—	$14,320

DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($65,698)	$—	$—	($65,698)

*The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.01.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 25, 2017